Other Operating Income and (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Other Operating Income and (Expenses), Net

	2024	2023	2022
Impairment charges related to discontinued construction of certain production facilities (Note 14,15,16,17,21)	(24,134)	(172,588)	—
Other costs related to discontinued construction of certain production facilities (Note 26)	(525)	(28,972)	—
Impairment charges related to closure of production facility (Note 15)	(19,113)	—	—
Other costs related to closure of production facility (Note 26)	(22,998)	—	—
Legal settlement expenses (Note 26)	—	(9,250)	—
Impairment charge related to assets held for sale (Note 34)	—	—	(38,292)
Other costs related to assets held for sale (Note 34)	—	—	(1,289)
Exchange rate differences (Note 11)	(2,061)	(2,991)	(3,776)
Other	1,041	(851)	2,406
Other operating income and (expenses), net	(67,790)	(214,652)	(40,951)